Trade and other receivables - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade receivables
Disclosure of financial assets [line items]
Provision for expected credit losses	$ 1,246	$ 1,022